As filed with the Securities and Exchange
Commission on April 9, 2015

1933 Act File No. 002-66906

1940 Act File No. 811-03006

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 110

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 114
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK BOND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 8, 2015 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK BOND TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document comprises the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

* Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement, SEC File No. 811-03006, filed October 2, 2013, EDGAR Accession No. 0001133228-13-004108.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A for John Hancock Bond Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Multi-Asset Income Fund contained in Post-Effective Amendment No. 80, which was filed with the U.S. Securities and Exchange Commission on October 2, 2013. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 80 to May 8, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 9th day of April, 2015.

JOHN HANCOCK BOND TRUST

By:	/s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	April 9, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	April 9, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	April 9, 2015
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	April 9, 2015
James R. Boyle

/s/ Craig Bromley *	Trustee	April 9, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	April 9, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	April 9, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	April 9, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	April 9, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	April 9, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	April 9, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	April 9, 2015
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	April 9, 2015
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	April 9, 2015
Gregory R. Russo

/s/ Warren A. Thomson *	Trustee	April 9, 2015
Warren A. Thomson

*By: Power of Attorney

By:	/s/ Ariel Ayanna Ariel Ayanna

Attorney-In-Fact

*Pursuant to Power of Attorney, previously filed with Post-Effective Amendment No. 109 to the Trust’s Registration Statement on March 26, 2015.